SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SEGMENT INFORMATION [Line Items]
Number of operating segments | segment	2	2
Revenues, cost of revenues, and gross profit by segment
Revenue	¥ 1,897,883	$ 290,863	¥ 2,051,354	¥ 2,085,371
Cost	(1,066,842)	(163,501)	(1,173,834)	(918,549)
Gross profit	831,041	$ 127,362	877,520	¥ 1,166,822
Adult Training
Revenues, cost of revenues, and gross profit by segment
Revenue	1,136,043		1,527,185
Cost	(420,349)		(627,765)
Gross profit	715,694		899,420
Kid Training
Revenues, cost of revenues, and gross profit by segment
Revenue	761,840		524,169
Cost	(646,493)		(546,069)
Gross profit	¥ 115,347		¥ (21,900)